WBI BullBear Yield 3000 ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 81.8%
	Capital Goods - 10.7%
14,256	3M Co.	$1,498,448
4,619	Lockheed Martin Corp.	2,183,540
22,248	Raytheon Technologies Corp.	2,178,747
		5,860,735
	Consumer Staples Distribution - 8.10%
44,992	The Kroger Co.	2,221,255
15,590	Walmart, Inc. +	2,298,746
		4,520,001
	Energy - 12.7%
59,903	Coterra Energy, Inc. +	1,470,020
10,033	Exxon Mobil Corp.	1,100,219
17,001	Marathon Petroleum Corp.	2,292,245
21,722	Phillips 66	2,202,176
		7,064,660
	Food, Beverage & Tobacco - 10.6%
32,183	Altria Group, Inc.	1,436,006
59,240	Conagra Brands, Inc. +	2,225,054
25,763	General Mills, Inc.	2,201,706
		5,862,766
	Household & Personal Products - 2.2%
9,224	Kimberly-Clark Corp.	1,238,045
	Materials - 4.9%
138,380	Amcor PLC - ADR (a)	1,574,764
18,236	Sonoco Products Co.	1,112,396
		2,687,160
	Media & Entertainment - 12.5%
61,484	Comcast Corp. - Class A +	2,330,859
60,300	Interpublic Group of Companies, Inc.	2,245,572
25,227	Omnicom Group, Inc.	2,379,915
		6,956,346
	Pharmaceuticals, Biotechnology & Life Sciences - 6.2%
7,677	AbbVie, Inc. +	1,223,484
26,897	Gilead Sciences, Inc.	2,231,644
		3,455,128
	Semiconductors & Semiconductor Equipment - 2.0%
6,024	NXP Semiconductors NV - ADR (a)	1,123,325
	Software & Services - 4.9%
4,056	Accenture PLC - Class A - ADR (a)	1,159,245
11,920	International Business Machines Corp.	1,562,593
		2,721,838
	Technology Hardware & Equipment - 6.0%
55,692	Dell Technologies, Inc. - Class C +	2,239,375
69,516	Hewlett Packard Enterprise Co.	1,107,390
		3,346,765
	Transportation - 1.0%
18,579	CSX Corp.	556,255
	TOTAL COMMON STOCKS (Cost $44,403,404)	45,393,024

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENT - 46.7%
25,905,041	U.S. Bank Money Market Deposit Account, 2.96%	25,905,041
	TOTAL SHORT TERM INVESTMENT (Cost $25,905,041)	25,905,041

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 16.4%
9,094,076	Mount Vernon Liquid Assets Portfolio, LLC, 5.00% (b)(c)	9,094,076
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,094,076)	9,094,076

	TOTAL INVESTMENTS - 144.9% (Cost $79,402,521)	80,392,141
	Liabilities in Excess of Other Assets - (44.9)%	(24,919,542)
	NET ASSETS - 100.0%	$55,472,599

+	All or portion of this security is on loan as of March 31, 2023. Total value of securities on loan is $8,984,652.
ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Foreign issued security. Foreign concentration is as follows: Jersey: 2.84%, Ireland: 2.09%, Netherlands: 2.03%.
(b)	The rate quoted is the annualized seven-day yield as of March 31, 2023.
(c)	Privately offered liquidity fund.

The accompanying notes are an integral part of these schedules of investments.